UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03171
                                   ---------

Value Line U.S. Government Securities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.        10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: August 31, 2007
                         ---------------

Date of reporting period: February 28, 2007
                          -----------------

Item I.  Reports to Stockholders.

         A copy of the Semi-Annual Report to Stockholders for the period ended 2/28/07 is included with this Form.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 2007
--------------------------------------------------------------------------------



                                   Value Line
                      U.S. Government Securities Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line U.S. Government Securities Fund, Inc.

                                               To Our Value Line U.S. Government
--------------------------------------------------------------------------------

To Our Shareholders:

During the six-month period ending in February 2007, interest rates declined and bond prices rose.

Your Fund benefited from the decline in interest rates. The Fund's total return for the period was 3.11%, outperforming the 2.91% return of the Fund's index benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index(1).

The drop in interest rates prevailed throughout the maturity spectrum. The two-year Treasury note fell from 4.78% to 4.65% and the longer-term 10-year Treasury note dropped from 4.73% to 4.57%. Most of this decline occurred in February as U.S. Treasuries and other government bonds experienced a flight to safety. Investors purchased high-quality bonds as equity markets plunged and sub-prime residential mortgage, delinquencies rose.

The increased interest in fixed-income securities was further supported by signs of a slower economy. Weakness in housing and business investment became drags on economic growth. A number of economists lowered their GDP forecasts to 2%, below last year's growth rate. Inflation, which had been trending higher, fell over the last six months lifting bond prices. The Consumer Price Index, which registered a year-over-year reading of 3.8% in August of 2006, dropped to 2.4% in February of 2007.

Looking ahead, bond prices should continue to be supported by a period of slower economic growth in the U.S. and the commitment of the Federal Reserve Board to controling inflation. Since the bond yield curve remains essentially flat, whereby short-term securities yield about the same as longer maturities, we will selectively concentrate our purchases in the shorter two- to five-year maturity range. Long maturity bonds carry more price risk and with no additional yield to compensate the investor, they are a less attractive investment compared to shorter maturities.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner
                                      Jean Bernhard Buttner
                                      Chairman and President
April 2, 2007

--------------------------------------------------------------------------------
(1) The Lehman Brothers Intermediate U.S. Government Bond Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


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2

                                Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly during the course of 2006, with the nation's gross domestic product growth decelerating from 5.6% in the opening quarter to 2.5% by the final period. Spreading weakness in the housing market and stubbornly high oil prices combined to put growth on this more restrained pace. These depressants are still with us, meantime, suggesting that the first half of 2007 will see little aggregate change in GDP growth. What's more, we think the economy's rate of improvement will stay in a stable 2.0%-2.5% range during the second half of this year. Inflation, which has been under control for the past decade, should remain so again this year, even slowing a bit as the economy continues to proceed at a measured pace.

Meanwhile, we expect the Federal Reserve, which has held interest rates at current levels since last June, following two years in which it had raised them steadily, to stay on hold for several more months. Thereafter, we believe that the combination of slow economic growth and moderating inflation could prompt the Fed to start lowering rates. Such a downward course in borrowing costs should help to prevent a recession later this year. In fact, the combination of somewhat lower interest rates and a reviving housing market should then help to lift GDP growth up close to 3% in 2008.

Gross domestic product growth along these lines and accompanying subdued inflation should have positive ramifications for the stock and bond markets.


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                                                                               3

Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders
--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 through February 28, 2007).


Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      9/1/06 thru
                                                          9/1/06           2/28/07           2/28/07
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,031.10          $ 4.48
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,020.38          $ 4.46

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.89% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                                       Percentage of
                                                                        Principal                       Fund's Net
Issue                                                                     Amount          Value           Assets
                                                                       ----------      ----------      -------------
Morgan Stanley & Co., Repurchase Agreement, 5.13%, 3/1/07 .........    $4,400,000      $4,400,000           4.8%
Federal Home Loan Bank, 7.45%, 2/3/20 .............................    $3,000,000      $3,734,958           4.1%
Federal Farm Credit Bank, 5.70%, 7/3/17 ...........................    $3,000,000      $3,190,530           3.5%
Federal Home Loan Bank, 4.43%, 4/7/08 .............................    $3,000,000      $2,983,668           3.2%
United States Treasury Notes, 4.63%, 10/31/11 .....................    $2,000,000      $2,009,220           2.2%
Federal Home Loan Mortgage Corporation, 4.50%, 7/15/13 ............    $2,000,000      $1,965,274           2.1%
Federal Home Loan Mortgage Corporation Gold PC, 5.00%, 9/1/21 .....    $1,829,225      $1,805,519           2.0%
Federal Home Loan Mortgage Corporation, 5.50%, 8/15/07 ............    $1,737,532      $1,746,383           1.9%
Federal Home Loan Mortgage Corporation Gold PC, 6.00%, 3/1/33 .....    $1,716,363      $1,740,121           1.9%
Federal Home Loan Mortgage Corporation, 5.50%, 9/15/11 ............    $1,500,000      $1,542,588           1.7%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Fund's Net Assets


       [THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S.Government Agency Obligations                       85.8%
U.S. Treasury Obligations                                7.1%
Short-Term, Cash & Other                                 7.1%


--------------------------------------------------------------------------------
Coupon Distribution

                                                                 Percentage of
                                                                    Fund's
                                                                  Investments
                                                                 -------------
Less than 4% ............................................            5.8%
4 - 4.99% ...............................................           33.1%
5 - 5.99% ...............................................           26.8%
6 - 6.99% ...............................................           24.0%
7 - 7.99% ...............................................           10.3%

--------------------------------------------------------------------------------
                                                                               5

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal                                                                                        Maturity
  Amount                                                                                 Rate       Date       Value
------------                                                                          ---------- ---------- ------------
U.S. TREASURY OBLIGATIONS (7.1%)
$  2,000,000   U.S. Treasury Notes ..................................................     4.63%   10/31/11  $ 2,009,220
   1,000,000   U.S. Treasury Notes ..................................................     4.00    11/15/12      975,821
   1,056,790   U.S. Treasury Notes(1) ...............................................     1.63     1/15/15    1,013,941
   1,000,000   U.S. Treasury Notes ..................................................     8.75     5/15/17    1,333,829
   1,000,000   U.S. Treasury Notes ..................................................     6.25     8/15/23    1,166,954
------------                                                                                                -----------
   6,056,790   TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,464,528) ....................                         6,499,765
------------                                                                                                -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (85.8%)
               FEDERAL FARM CREDIT BANK (6.7%)
   1,000,000   Federal Farm Credit Bank .............................................     6.82     3/16/09    1,038,320
   1,000,000   Federal Farm Credit Bank .............................................     4.85    10/25/12    1,001,821
   1,000,000   Federal Farm Credit Bank .............................................     5.30     6/22/15      989,331
   3,000,000   Federal Farm Credit Bank .............................................     5.70      7/3/17    3,190,530
------------                                                                                                -----------
   6,000,000   TOTAL FEDERAL FARM CREDIT BANK (Cost $6,128,012)                                               6,220,002
------------                                                                                                -----------
               FEDERAL HOME LOAN BANK (17.6%)
     500,000   Federal Home Loan Bank ...............................................     3.50    11/15/07      494,301
   1,000,000   Federal Home Loan Bank ...............................................     4.00     3/10/08      990,384
   3,000,000   Federal Home Loan Bank ...............................................     4.43      4/7/08    2,983,668
   1,000,000   Federal Home Loan Bank ...............................................     4.10     6/13/08      990,552
   1,000,000   Federal Home Loan Bank ...............................................     5.25    11/14/08    1,006,819
   1,000,000   Federal Home Loan Bank ...............................................     5.35      2/5/09    1,000,652
   1,000,000   Federal Home Loan Bank ...............................................     6.21      6/2/09    1,029,466
   1,000,000   Federal Home Loan Bank ...............................................     5.38     7/17/09    1,013,001
   1,000,000   Federal Home Loan Bank ...............................................     4.38     3/17/10      989,936
   1,000,000   Federal Home Loan Bank ...............................................     4.38     9/17/10      987,907
   1,000,000   Federal Home Loan Bank ...............................................     4.88    11/18/11    1,003,363
   3,000,000   Federal Home Loan Bank ...............................................     7.45      2/3/20    3,734,958
------------                                                                                                -----------
  15,500,000   TOTAL FEDERAL HOME LOAN BANK (Cost $15,938,231)                                               16,225,007
------------                                                                                                -----------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (36.1%)
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     4.25     7/15/09      987,373
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     4.00    12/15/09      979,360
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     4.13     7/12/10      980,338
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     5.25     7/18/11    1,017,822
   1,500,000   Federal Home Loan Mortgage Corporation ...............................     5.50     9/15/11    1,542,588
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     4.50     5/14/12      976,087
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     5.13     7/15/12    1,014,758
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     4.75      5/6/13      980,973

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------


 Principal                                                                                        Maturity
  Amount                                                                                 Rate       Date       Value
------------                                                                          ---------- ---------- ------------
$  2,000,000   Federal Home Loan Mortgage Corporation ...............................     4.50%    7/15/13   $1,965,274
   1,737,532   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 3197 Class AB ...............................................     5.50     8/15/13    1,746,383
     817,934   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2849 Class VA ...............................................     5.00     8/15/15      817,240
     978,701   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series R003 Class AG ...............................................     5.13    10/15/15      976,082
      24,771   Federal Home Loan Mortgage Corporation Gold PC Pool #E92226 ..........     5.00     11/1/17       24,512
     416,225   Federal Home Loan Mortgage Corporation Gold PC Pool #E93499 ..........     5.00     12/1/17      411,870
      27,859   Federal Home Loan Mortgage Corporation Gold PC Pool #E92829 ..........     5.00     12/1/17       27,567
     641,877   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2892 Class DC ...............................................     4.50    12/15/17      629,028
      27,895   Federal Home Loan Mortgage Corporation Gold PC Pool #E98960 ..........     5.00      9/1/18       27,595
      58,502   Federal Home Loan Mortgage Corporation Gold PC Pool #B12822 ..........     5.00      3/1/19       57,874
      62,607   Federal Home Loan Mortgage Corporation Gold PC Pool #B17398 ..........     4.50     12/1/19       60,735
     455,494   Federal Home Loan Mortgage Corporation Gold PC Pool #G18044 ..........     4.50      3/1/20      441,401
     259,641   Federal Home Loan Mortgage Corporation Gold PC Pool #B18034 ..........     4.50      4/1/20      251,607
      68,607   Federal Home Loan Mortgage Corporation Gold PC Pool #J00118 ..........     5.00     10/1/20       67,718
     670,771   Federal Home Loan Mortgage Corporation Gold PC Pool #J00139 ..........     5.00     10/1/20      662,079
      63,969   Federal Home Loan Mortgage Corporation Gold PC Pool #G11986 ..........     5.00      4/1/21       63,120
      79,537   Federal Home Loan Mortgage Corporation Gold PC Pool #G12319 ..........     5.00      6/1/21       78,507
     242,909   Federal Home Loan Mortgage Corporation Gold PC Pool #J03233 ..........     5.00      8/1/21      239,686
   1,829,225   Federal Home Loan Mortgage Corporation Gold PC Pool #G12381 ..........     5.00      9/1/21    1,805,519
     923,599   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2773 Class DA ...............................................     5.00     6/15/22      918,604
     813,782   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2937 Class JC ...............................................     5.00     9/15/22      811,874
     675,025   Federal Home Loan Mortgage Corporation Gold PC Pool #C90684 ..........     4.50      5/1/23      645,978
     917,748   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 3132 Class MA ...............................................     5.50    12/15/23      921,584
     976,485   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 3147 Class YE ...............................................     5.50     7/15/24      981,851
   1,000,000   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2690 Class OE ...............................................     5.00    11/15/28      993,471
   1,000,000   Federal Home Loan Mortgage Corporation ...............................     6.75     3/15/31    1,228,077
     612,934   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2645 Class NA ...............................................     3.50     9/15/31      583,529
     455,945   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2594 Class OR ...............................................     4.25     6/15/32      445,160

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


 Principal                                                                                        Maturity
  Amount                                                                                 Rate       Date       Value
------------                                                                          ---------- ---------- ------------
$  1,716,363   Federal Home Loan Mortgage Corporation Gold PC Pool #C77717 ..........     6.00%     3/1/33  $ 1,740,121
     976,163   Federal Home Loan Mortgage Corporation Gold PC Pool #A29526 ..........     5.00      1/1/35      948,517
     573,876   Federal Home Loan Mortgage Corporation Gold PC Pool #A29633 ..........     5.00      1/1/35      557,624
     713,763   Federal Home Loan Mortgage Corporation Pool #783022(2) ...............     4.43      2/1/35      706,950
     599,334   Federal Home Loan Mortgage Corporation Gold PC Pool #A56491 ..........     5.00      1/1/37      581,830
     399,471   Federal Home Loan Mortgage Corporation Gold PC Pool #G08184 ..........     5.00      1/1/37      387,804
     989,498   Federal Home Loan Mortgage Corporation Gold PC Pool #A56061 ..........     5.50      1/1/37      982,236
     996,369   Federal Home Loan Mortgage Corporation Gold PC Pool #A56467 ..........     5.50      1/1/37      989,057
------------                                                                                                -----------
               TOTAL FEDERAL HOME LOAN MORTGAGE
  33,304,411     CORPORATION (Cost $33,269,723)                                                              33,257,363
------------                                                                                                -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.0%)
      47,481   Federal National Mortgage Association Pool #254243 ...................     6.00      2/1/09       47,966
     104,028   Federal National Mortgage Association Pool #254273 ...................     5.00      3/1/09      103,950
   1,000,000   Federal National Mortgage Association ................................     4.50     2/15/11      990,983
     340,075   Federal National Mortgage Association Pool #255325 ...................     4.50      7/1/11      332,756
   1,000,000   Federal National Mortgage Association ................................     5.00     4/16/15      984,041
     147,163   Federal National Mortgage Association Pool #511823 ...................     5.50      5/1/16      148,015
     117,025   Federal National Mortgage Association Pool #615289 ...................     5.50     12/1/16      117,702
     337,290   Federal National Mortgage Association Pool #622373 ...................     5.50     12/1/16      339,242
     154,516   Federal National Mortgage Association Pool #631328 ...................     5.50      2/1/17      155,310
     236,953   Federal National Mortgage Association Pool #623503 ...................     6.00      2/1/17      241,037
      21,853   Federal National Mortgage Association Pool #643277 ...................     5.50      4/1/17       21,965
      22,516   Federal National Mortgage Association Pool #638247 ...................     5.50      5/1/17       22,632
     420,827   Federal National Mortgage Association Pool #254684 ...................     5.00      3/1/18      416,407
     134,060   Federal National Mortgage Association Pool #685183 ...................     5.00      3/1/18      132,652
     144,691   Federal National Mortgage Association Pool #703936 ...................     5.00      5/1/18      143,171
     229,164   Federal National Mortgage Association Pool #703617 ...................     5.00      7/1/18      226,757
     651,457   Federal National Mortgage Association Pool #790984 ...................     5.00      7/1/19      643,983
     703,629   Federal National Mortgage Association Pool #786915 ...................     5.00      8/1/19      695,556
     879,027   Federal National Mortgage Association Pool #844207 ...................     5.00     11/1/20      867,957
     460,048   Federal National Mortgage Association REMIC Trust
                 Series 2003-28 Class KA ............................................     4.25     3/25/22      447,631
     429,007   Federal National Mortgage Association REMIC Trust
                 Series 2003-38 Class TC ............................................     5.00     3/25/23      424,700
     213,708   Federal National Mortgage Association Pool #412682 ...................     6.00      3/1/28      217,294
      65,488   Federal National Mortgage Association Pool #424691 ...................     6.50      4/1/28       67,428
     189,982   Federal National Mortgage Association Pool #425239 ...................     6.50      4/1/28      195,611

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------


 Principal                                                                                        Maturity
  Amount                                                                                 Rate       Date       Value
------------                                                                          ---------- ---------- ------------
$  1,000,000   Federal National Mortgage Association REMIC Trust
                 Series 2006-102 Class PB ...........................................     5.00%    4/25/30  $   989,838
   1,000,000   Federal National Mortgage Association ................................     7.25     5/15/30    1,292,880
   1,000,000   Federal National Mortgage Association ................................     6.63    11/15/30    1,209,081
       1,428   Federal National Mortgage Association Pool #568625 ...................     7.50      1/1/31        1,489
     101,794   Federal National Mortgage Association Pool #571090 ...................     7.50      1/1/31      106,192
       1,924   Federal National Mortgage Association Pool #573935 ...................     7.50      3/1/31        2,008
      58,764   Federal National Mortgage Association Pool #629297 ...................     6.50      2/1/32       60,399
     511,576   Federal National Mortgage Association Pool #626440 ...................     7.50      2/1/32      532,239
      71,691   Federal National Mortgage Association Pool #634996 ...................     6.50      5/1/32       73,633
      92,439   Federal National Mortgage Association Pool #254383 ...................     7.50      6/1/32       96,172
     376,055   Federal National Mortgage Association Pool #254476 ...................     5.50      9/1/32      374,127
      11,072   Federal National Mortgage Association Pool #688539 ...................     5.50      3/1/33       11,012
     504,460   Federal National Mortgage Association Pool #650386 ...................     5.00      7/1/33      491,155
     556,903   Federal National Mortgage Association Pool #726889 ...................     5.50      7/1/33      553,881
     530,425   Federal National Mortgage Association Pool #759028 ...................     5.50      1/1/34      527,547
     278,321   Federal National Mortgage Association Pool #761913 ...................     5.50      2/1/34      276,647
     288,683   Federal National Mortgage Association Pool #763393 ...................     5.50      2/1/34      287,117
     276,681   Federal National Mortgage Association Pool #769862 ...................     5.50      2/1/34      275,017
      30,308   Federal National Mortgage Association Pool #769682 ...................     5.00      3/1/34       29,489
      24,461   Federal National Mortgage Association Pool #778141 ...................     5.00      5/1/34       23,799
     440,918   Federal National Mortgage Association Pool #773586 ...................     5.50      6/1/34      438,267
     515,204   Federal National Mortgage Association Pool #255311 ...................     6.00      7/1/34      520,908
      29,850   Federal National Mortgage Association Pool #258149 ...................     5.50      9/1/34       29,671
       4,458   Federal National Mortgage Association Pool #789150 ...................     5.00     10/1/34        4,337
     725,051   Federal National Mortgage Association Pool #255496 ...................     5.00     11/1/34      705,447
      75,685   Federal National Mortgage Association Pool #797154 ...................     5.50     11/1/34       75,229
     172,946   Federal National Mortgage Association Pool #801063 ...................     5.50     11/1/34      171,906
     292,154   Federal National Mortgage Association Pool #803675 ...................     5.50     12/1/34      290,397
     356,599   Federal National Mortgage Association Pool #804683 ...................     5.50     12/1/34      354,454
     739,962   Federal National Mortgage Association Pool #815813(2) ................     4.58      2/1/35      730,430
      54,691   Federal National Mortgage Association Pool #255580 ...................     5.50      2/1/35       54,362
     729,324   Federal National Mortgage Association Pool #735224 ...................     5.50      2/1/35      725,367
     940,749   Federal National Mortgage Association Pool #896016 ...................     6.00      8/1/36      949,234
     986,842   Federal National Mortgage Association Pool #901561 ...................     5.50     10/1/36      979,316
------------                                                                                                -----------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  20,831,406     (Cost $21,166,569)                                                                          21,227,793
------------                                                                                                -----------

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                            February 28, 2007
--------------------------------------------------------------------------------

 Principal                                                                                        Maturity
  Amount                                                                                 Rate       Date       Value
------------                                                                          ---------- ---------- ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.4%)
$    248,694   Government National Mortgage Association Pool #003645 ................     4.50%   12/20/19  $   241,569
      14,208   Government National Mortgage Association Pool #541349 ................     6.00     4/15/31       14,466
      25,029   Government National Mortgage Association Pool #557681 ................     6.00     8/15/31       25,483
     181,096   Government National Mortgage Association Pool #548880 ................     6.00    12/15/31      184,379
     144,493   Government National Mortgage Association Pool #551762 ................     6.00     4/15/32      147,058
      56,156   Government National Mortgage Association Pool #582415 ................     6.00    11/15/32       57,153
     324,930   Government National Mortgage Association Pool #604485 ................     6.00     7/15/33      330,515
     203,074   Government National Mortgage Association Pool #622603 ................     6.00    11/15/33      206,565
       9,977   Government National Mortgage Association Pool #429786 ................     6.00    12/15/33       10,149
      11,231   Government National Mortgage Association Pool #626480 ................     6.00     2/15/34       11,418
     441,010   Government National Mortgage Association Pool #605025 ................     6.00     2/15/34      448,354
     114,480   Government National Mortgage Association Pool #610944 ................     5.50     4/15/34      114,465
     125,600   Government National Mortgage Association Pool #605245 ................     5.50     6/15/34      125,583
     293,123   Government National Mortgage Association Pool #583008 ................     5.50     6/15/34      293,083
------------                                                                                                -----------
               TOTAL GOVERNMENT NATIONAL MORTGAGE
   2,193,101     ASSOCIATION (Cost $2,225,266)                                                                2,210,240
------------                                                                                                -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  77,828,918     (Cost $78,727,801)                                                                          79,140,405
------------                                                                                                -----------
               TOTAL INVESTMENT SECURITIES (92.9%)
  83,885,708     (Cost $85,192,329)                                                                          85,640,170
------------                                                                                                -----------
REPURCHASE AGREEMENTS (6.4%)
   4,400,000   With Morgan Stanley & Co., 5.13%, dated 2/28/07, due 3/1/07, delivery value $4,400,505 (collateralized by $4,440,000 U.S.
                 Treasury Notes 4.375%, due 5/15/07 with a value of $4,489,406)                               4,400,000
   1,500,000   With State Street Bank & Trust., 4.75%, dated 2/28/07, due 3/1/07,
------------     delivery value $1,500,198 (collateralized by $1,525,000 U.S.
                 Treasury Notes 4.75% due 2/15/10, with a value of $1,535,465)                                1,500,000
                                                                                                            -----------
   5,900,000   TOTAL REPURCHASE AGREEMENTS (Cost $5,900,000)                                                  5,900,000
                                                                                                            -----------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                            653,425
                                                                                                            -----------
               NET ASSETS (100.0%)                                                                          $92,193,595
                                                                                                            ===========
               NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
                 PER OUTSTANDING SHARE ($92,193,595 / 8,034,070
                 shares outstanding)                                                                        $    11.48
                                                                                                            ===========

(1)   Treasury Inflation Protected Security (TIPS).

(2)   Adjustable rate security. The rate shown is as of February 28, 2007.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $85,192,329) ..................................         $ 85,640,170
Repurchase agreements
   (Cost - $5,900,000) ...................................            5,900,000
Cash .....................................................               68,300
Interest receivable ......................................              754,879
Receivable for capital shares sold .......................                1,626
                                                                   ------------
      Total Assets .......................................           92,364,975
                                                                   ------------
Liabilities:
Payable for capital shares repurchased ...................               16,306
Accrued expenses:
   Advisory fee ..........................................               35,210
   Service and distribution plan fees ....................                7,162
   Directors' fees and expenses ..........................                3,627
   Other .................................................              109,075
                                                                   ------------
      Total Liabilities ..................................              171,380
                                                                   ------------
Net Assets ...............................................         $ 92,193,595
                                                                   ============
Net assets consist of:
Capital stock, at $1 par value
   (authorized 100,000,000, outstanding
   8,034,070 shares) .....................................         $  8,034,070
Additional paid-in capital ...............................           86,025,631
Undistributed net investment income ......................              588,723
Accumulated net realized loss on
   investments ...........................................           (2,902,670)
Net unrealized appreciation of invest-
   ments .................................................              447,841
                                                                   ------------
Net Assets ...............................................         $ 92,193,595
                                                                   ============
Net Asset Value, Offering and
   Redemption Price per
   Outstanding Share
   ($92,193,595 / 8,034,070 shares
   outstanding) ..........................................         $      11.48
                                                                   ============

Statement of Operations
Six Months Ended February 28, 2007 (unaudited)
--------------------------------------------------------------------------------
Investment Income:
Interest income ..........................................         $  2,306,951
                                                                   ------------
Expenses:
Advisory fee .............................................              233,079
Service and distribution plan fees .......................              116,540
Transfer agent fees ......................................               32,404
Printing and postage .....................................               21,271
Custodian fees ...........................................               20,774
Auditing and legal fees ..................................               19,681
Registration and filing fees .............................               11,401
Insurance ................................................                6,283
Directors' fees and expenses .............................                3,800
Telephone ................................................                2,979
Other ....................................................                1,112
                                                                   ------------
   Total Expenses Before Custody
      Credits and Fees Waived ............................              469,324
   Less: Service and Distribution Plan
      Fees Waived ........................................              (50,017)
   Less: Custody Credits .................................               (2,257)
                                                                   ------------
   Net Expenses ..........................................              417,050
                                                                   ------------
Net Investment Income ....................................            1,889,901
                                                                   ------------
Net Realized and Unrealized Gain/
   (Loss) on Investments:
   Net Realized Loss .....................................             (227,552)
   Change in Net Unrealized
      Appreciation/(Depreciation) ........................            1,167,320
                                                                   ------------
Net Realized Loss and Change in Net
   Unrealized Appreciation/
   (Depreciation) on Investments .........................              939,768
                                                                   ------------
Net increase in Net Assets from
   Operations ............................................         $  2,829,669
                                                                   ============

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended February 28, 2007 (unaudited) and for the Year Ended
August 31, 2006
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                           February 28, 2007       Year Ended
                                                                              (unaudited)        August 31, 2006
                                                                           -----------------     ---------------
Operations:
  Net investment income ..................................................   $   1,889,901         $   4,002,894
  Net realized loss on investments .......................................        (227,552)             (281,849)
  Net change in unrealized appreciation/(depreciation) on investments ....       1,167,320            (2,502,696)
                                                                             -------------         -------------
  Net increase in net assets from operations .............................       2,829,669             1,218,349
                                                                             -------------         -------------
Distributions to Shareholders:
  Net investment income ..................................................      (1,977,667)           (4,699,866)
                                                                             -------------         -------------
Capital Share Transactions:
  Proceeds from sale of shares ...........................................       1,152,708             4,191,300
  Proceeds from reinvestment of distributions to shareholders ............       1,690,980             4,047,219
  Cost of shares repurchased .............................................      (8,707,436)          (19,691,484)
                                                                             -------------         -------------
  Net decrease from capital share transactions ...........................      (5,863,748)          (11,452,965)
                                                                             -------------         -------------
Total Decrease in Net Assets .............................................      (5,011,746)          (14,934,482)
Net Assets:
  Beginning of period ....................................................      97,205,341           112,139,823
                                                                             -------------         -------------
  End of period ..........................................................   $  92,193,595         $  97,205,341
                                                                             =============         =============
Undistributed net investment income, at end of period ....................   $     588,723         $     676,489
                                                                             =============         =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)                      February 28, 2007
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Fund's investments are carried at value. With assistance from an independent pricing service (the "Service"), portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value by the Adviser pursuant to policies and procedures adopted by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement


--------------------------------------------------------------------------------
                                                                              13

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to the inflation are reflected in interest income in the Statement of Operations.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

                                                Six Months
                                                  Ended
                                            February 28, 2007     Year Ended
                                               (unaudited)      August 31, 2006
                                            -----------------------------------
Shares sold ............................         101,291                370,712
Shares issued in
   reinvestment of
   dividends ...........................         148,854                357,558
Shares repurchased .....................        (763,994)            (1,735,814)
                                            -----------------------------------
Net decrease ...........................        (513,849)            (1,007,544)
                                            ====================================
Dividends per share
   from net
   investment
   income ..............................      $   0.2400             $   0.5150
                                            -----------------------------------

Dividends and distributions to shareholders are recorded on the ex-dividend date.


3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                 Six Months
                                                                    Ended
                                                              February 28, 2007
                                                                 (unaudited)
                                                              -----------------
Purchases:
   U.S. Treasury Obligations .............................         $  5,165,078
   U.S. Government Agency Obligations ....................           15,048,347
                                                                   ------------
                                                                   $ 20,213,425
                                                                   ============
Sales:
   U.S. Treasury Obligations .............................         $  6,838,984
   U.S. Government Agency Obligations ....................           23,346,700
                                                                   ------------
                                                                   $ 30,185,684
                                                                   ============


--------------------------------------------------------------------------------
14

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------

4. Income Taxes (unaudited)

At February 28, 2007, information on the tax basis of investments is as follows:

Cost of investments for tax purposes .....................         $ 91,092,329
                                                                   ============
Gross tax unrealized appreciation ........................         $  1,230,353
Gross tax unrealized depreciation ........................             (782,512)
                                                                   ------------
Net tax unrealized appreciation on
   investments ...........................................         $    447,841
                                                                   ============
Undistributed ordinary income ............................         $    588,723
                                                                   ============
Capital loss carryforward, expires
   August 31, 2008 .......................................         $  2,132,091
Capital loss carryforward, expires
   August 31, 2012 .......................................               11,348
Capital loss carryforward, expires
   August 31, 2013 .......................................               39,865
                                                                   ------------
Capital loss carryforward, at
   August 31, 2006 .......................................         $  2,183,304
                                                                   ============

During the year ended August 31, 2006, as permitted under federal income tax regulations, the Fund elected to defer $491,814 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.


5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $233,079 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 28, 2007. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the year and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Advisor also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $116,540 were accrued under this Plan for the six months ended February 28, 2007. Effective March 7, 2006, the Distributor voluntarily waived a portion of the Fund's fee under the Plan equal to 0.10% of the Fund's average daily net assets. Effective February 20, 2007, the Distributor voluntarily increased the waiver to 0.25% of the Fund's average daily net assets. The fee waiver amounted to $50,017 for the six months ended February 28, 2007. The Distributor has no right to recoup previously waived amounts.

For the six months ended February 28, 2007 the Fund's expenses were reduced by $2,257 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At February 28, 2007, certain officers and directors of the Fund owned 643 shares, representing less than 1% of the outstanding shares.



--------------------------------------------------------------------------------
                                                                              15

Value Line U.S. Government Securities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                               Six Months Ended                          Years Ended August 31,
                               February 28, 2007   ------------------------------------------------------------------------------
                                  (unaudited)              2006              2005          2004           2003           2002
                               --------------------------------------------------------------------------------------------------
Net Asset Value, beginning
 of period ...................    $     11.37          $     11.74       $     11.87    $     11.84    $     12.00    $     11.51
                               --------------------------------------------------------------------------------------------------
Income (loss) from
 Investment Operations:
Net investment income ........           0.23                 0.47              0.52           0.41           0.44           0.50
Net gains or (losses) on
 securities (both realized
 and unrealized) .............           0.12                (0.32)            (0.19)          0.03          (0.15)          0.49
                               --------------------------------------------------------------------------------------------------
Total income from
 investment operations .......           0.35                 0.15              0.33           0.44           0.29           0.99
                               --------------------------------------------------------------------------------------------------
Less dividends and
 distributions:
Dividends from net
 investment income ...........          (0.24)               (0.52)            (0.46)         (0.41)         (0.45)         (0.50)
                               --------------------------------------------------------------------------------------------------
Net Asset Value, end of
 period ......................    $     11.48          $     11.37       $     11.74    $     11.87    $     11.84    $     12.00
                               ==================================================================================================
Total return .................           3.11%(3)             1.33%             2.86%          3.79%          2.35%          8.84%
                               ==================================================================================================

Net assets, end of period
 (in thousands) ..............    $    92,194          $    97,205       $   112,140    $   121,444    $   144,264    $   155,659
Ratio of operating expenses
 to average net assets(1) ....           1.01%(2)(4)          1.05%(2)          1.04%          0.98%          0.96%          0.92%
Ratio of net investment
 income to average net
 assets ......................           4.05%(4)             3.88%             3.60%          3.40%          3.57%          4.17%
Portfolio turnover rate ......             23%(3)               22%               60%            35%            65%           168%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.00% (annualized) for the six months ended February 28, 2007, 1.04% for the year ended August 31, 2006 and would not have changed for the years ended August 31, 2005, August 31, 2004, August 31, 2003 and August 31, 2002.

(2) Ratio reflects expenses grossed up for the voluntary waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.90% (annualized) for the six months ended February 28, 2007 and 1.00% as of August 31, 2006.

(3)   Not annualized.

(4)   Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                           Other
                                                      Length of       Principal Occupation                 Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years              Held by Director
---------------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner          Chairman of the        Since 1983      Chairman, President and Chief        Value Line, Inc.
Age 72                         Board of Directors                     Executive Officer of Value Line,
                               and President                          Inc. (the "Adviser") and Value
                                                                      Line Publishing, Inc. Chairman
                                                                      and President of each of the 14
                                                                      Value Line Funds and Value Line
                                                                      Securities, Inc. (the
                                                                      "Distributor").
---------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director               Since 1991      Consultant, Academic Search          None
116 North Hemlock Lane                                                Consultation Service, Inc.;
Williamstown, MA 01267                                                Trustee Emeritus and Chairman
Age 83                                                                (1993-1994) of the Board of
                                                                      Trustees of Duke University;
                                                                      President Emeritus, Williams
                                                                      College.
---------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director               Since 2000      Customer Support Analyst, Duke       None
4921 Buckingham Drive                                                 Power Company.
Charlotte, NC 28209
Age 65
---------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director               Since 2000      Professor of History,                None
54 Scott Hill Road                                                    Williams College, 1961 to
Williamstown, MA 01267                                                present. Professor Emeritus since
Age 75                                                                2002. President Emeritus since
                                                                      1994 and President, 1985-1994;
                                                                      Chairman (1993-1997) and
                                                                      Interim President (2002-2003) of
                                                                      the American Council of Learned
                                                                      Societies. Trustee since 1997 and
                                                                      Chairman of the Board since
                                                                      2005, National Humanities Center.
---------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director               Since 1997      Visiting Professor of Classics,      None
5 Birch Run Drive                                                     Williams College, since 1999;
Saratoga Springs, NY 12866                                            President Emeritus, Skidmore
Age 71                                                                College since 1999 and President,
                                                                      1987-1998.
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              17

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                           Other
                                                      Length of       Principal Occupation                 Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years              Held by Director
---------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director               Since 1983      Chairman, Institute for              None
169 Pompano St.                                                       Political Economy.
Panama City Beach, FL 32413
Age 68
---------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director               Since 1996      Senior Financial Advisor,            None
1409 Beaumont Drive                                                   Veritable L.P. (Investment
Gladwyne, PA 19035                                                    Adviser) since 2004; Senior
Age 58                                                                Financial Advisor, Hawthorn,
                                                                      2001-2004.
---------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,        Since 1994      Director, Vice President and
Age 49                         Secretary and Chief                    Compliance Officer of the
                               Compliance Officer                     Adviser. Director and Vice
                                                                      President of the Distributor. Vice
                                                                      President, Secretary and Chief
                                                                      Compliance Officer of each of the
                                                                      14 Value Line Funds.
---------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer              Since 2005      Controller of the Adviser until
Age 47                                                                2003; Chief Financial Officer of
                                                                      the Adviser, 2003-2005; Treasurer
                                                                      of the Adviser since 2005;
                                                                      Treasurer of each of the 14 Value
                                                                      Line Funds.
---------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Treasurer/   Since 2005      Director, Vice President and
Age 53                         Assistant Secretary                    Secretary of the Adviser. Director
                                                                      and Vice President of the
                                                                      Distributor.
---------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

                               Value Line U.S. Government Securities Fund, Inc.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


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                                                                              19

Value Line U.S. Government Securities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.


1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                P.O. Box 272
                                Cos Cob, CT 06807-0272

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President, Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer


This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                        #539719

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 3, 2007
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: May 3, 2007
      -----------